BALANCE SHEETS - USD ($)	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Current assets:
Cash	$ 162,532	$ 1,313,454
Prepaid expenses	347,635	345,938
Total current assets	510,167	1,659,392
Non-current assets:
Investments held in Trust Account	345,007,390	345,018,957
Total assets	345,517,557	346,678,349
Current liabilities:
Accounts payable and accrued expenses	5,507,767	1,573,061
Franchise tax payable	49,315	112,022
Total current liabilities	5,557,082	1,685,083
Deferred underwriting commissions payable	12,075,000	12,075,000
Warrant liabilities	20,798,345	33,634,340
Total liabilities	38,430,427	47,394,423
Commitments and Contingencies
Stockholders' Equity:
Preferred stock, $0.0001 par value; 1,000,000 shares authorized none issued and outstanding	0	0
Additional paid-incapital	10,807,553	18,610,675
Accumulated deficit	(5,808,835)	(13,612,039)
Total Stockholders' Equity	5,000,010	5,000,006
Total liabilities and stockholders' equity	345,517,557	346,678,349
Common Class A
Current liabilities:
Class A common stock, $0.0001 par value; 29,428,392 shares subject to possible redemption	302,087,120	294,283,920
Stockholders' Equity:
Common stock	429	507
Common Class F
Stockholders' Equity:
Common stock	863	863
Wilco Holdco Inc
Current assets:
Cash and cash equivalents	97,677,000	142,128,000	$ 38,303,000
Accounts receivable (net of allowance for doubtful accounts of $65,243 in 2021, $69,693 in 2020 and $80,350 in 2019)	94,684,000	90,707,000	103,605,000
Other current assets	11,236,000	6,027,000	10,394,000
Total current assets	203,597,000	238,862,000	152,302,000
Non-current assets:
Property and equipment, net	134,452,000	137,174,000	155,395,000
Operating lease right-of-use assets	255,336,000	258,227,000
Goodwill	1,330,085,000	1,330,085,000	1,330,085,000
Trade name and other intangible assets, net	644,934,000	644,339,000	644,279,000
Other non-currentassets	1,784,000	1,685,000	3,526,000
Total assets	2,570,188,000	2,610,372,000	2,285,587,000
Current liabilities:
Accounts payable	12,359,000	12,148,000	10,446,000
Accrued expenses and other liabilities	71,579,000	70,690,000	59,378,000
Current portion of operating lease liabilities	48,182,000	52,395,000
Current portion of long-term debt	8,167,000	8,167,000	8,167,000
Total current liabilities	140,287,000	143,400,000	77,991,000
Long-term debt, net	990,370,000	991,418,000	989,017,000
Redeemable preferred stock	168,637,000	163,329,000	144,298,000
Deferred income tax liabilities	128,032,000	138,547,000	136,780,000
Deferred leasehold improvement allowance, net			27,770,000
Deferred leasehold interests, net			3,069,000
Operating lease liabilities	250,165,000	253,990,000
Other non-currentliabilities	11,908,000	18,571,000	1,743,000
Total liabilities	1,689,399,000	1,709,255,000	1,380,668,000
Commitments and Contingencies
Stockholders' Equity:
Common stock	9,000	9,000	9,000
Additional paid-incapital	955,236,000	954,732,000	952,796,000
Accumulated other comprehensive loss	(1,346,000)	(1,907,000)	(1,325,000)
Accumulated deficit	(87,931,000)	(68,804,000)	(63,028,000)
Total Stockholders' Equity	865,968,000	884,030,000	888,452,000
Non-controllinginterests	14,821,000	17,087,000	16,467,000
Total stockholders' equity	880,789,000	901,117,000	904,919,000
Total liabilities and stockholders' equity	$ 2,570,188,000	$ 2,610,372,000	$ 2,285,587,000